OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2016	2015

Prepaid expenses	$1,071	$727
Government authorities	75	511
Receivables from foreign currency derivative contracts	7	-
Other	-	114

	$1,153	$1,352